Income tax expense	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Income tax expense

9. Income tax expense

	Unaudited
	For the Periods Ended June 30
	2024	2023
	US$	US$
Tax expense attributable to loss is made up of:
- Current income tax	146,480	-
- Movements in deferred tax liabilities	2,000	39,000
	148,480	39,000

The tax on profit or loss before income tax differs from the theoretical amount that would arise using the Singapore standard rate of income tax expense as follows :

	Unaudited
	For the Periods Ended June 30,
	2024	2023
	US$	US$
Loss before income tax	(322,944)	(590,254)

Tax calculated at tax rate of 17% (2023: 17%)	(54,900)	(100,343)
Effects of:
- Expenses not deductible for tax purposes	178,809	5,331
- Income not subject to tax	(43,011)	(21,754)
- Temporary difference	67,582	155,766
	148,480	39,000

ESGL Holdings Limited

Notes to the Consolidated Financial Statements for Financial Periods ended June 30, 2024 and 2023

9. Income tax expense

	2023	2022
	US$	US$

Tax expense attributable to loss is made up of:
- Movements in deferred tax liabilities	133,000	8000
	133,000	8,000

The tax on profit or loss before income tax differs from the theoretical amount that would arise using the Singapore standard rate of income tax expense as follows :

	2023	2022
	US$	US$

Loss before income tax	(94,846,338)	(2,383,812)

Tax calculated at tax rate of 17% (2022: 17%)	(16,123,877)	(405,248)
Effects of:
- Listing expenses	15,821,445	-
- Expenses not deductible for tax purposes	467,334	172,993
- Income not subject to tax	(3,112)	(310)
- Utilization of tax losses	-	(11,000)
- Temporary difference	(28,790)	251,565
	133,000	8,000

ESGL Holdings Limited

Notes to the Consolidated Financial Statements for Financial Years ended December 31, 2023 and 2022